RELATED PARTY TRANSACTIONS (Details Narrative) $ / shares in Units, $ in Thousands											1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 08, 2019 USD ($) shares	Nov. 01, 2019 USD ($) ft²	Oct. 05, 2019 USD ($) shares	Sep. 17, 2019 USD ($) $ / shares shares	Aug. 28, 2019 USD ($) shares	Jul. 18, 2019 USD ($) shares	May 21, 2019 USD ($) $ / shares shares	May 16, 2019 USD ($) $ / shares shares	Dec. 12, 2018 shares	Sep. 27, 2018 shares	Apr. 30, 2019 shares	Dec. 12, 2018 shares	Jun. 30, 2020 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Notes payable - related party, debt discount														$ 0	$ 161
Issuance price per share | $ / shares				$ 1.43				$ 2
Issuance of restricted common stock, amount				$ 12,000				$ 3,000
Number of shares issued | shares				8,400,000				1,500,000					1,119,000
Restricted Stock
Number of shares issued | shares			250,000		170,000	50,000			624,000	90,000	160,000	714,000
Fair value of shares			$ 350		$ 265	$ 83
Restricted Stock | Director
Number of shares issued | shares					50,000
Fair value of shares					$ 78
SK Energy
Issuance price per share | $ / shares				$ 1.5845			$ 2.20
Issuance of restricted common stock, amount				$ 13,000			$ 15,000
Number of shares issued | shares				8,204,481			6,818,181
Area of lease | ft²		300
Monthly rent		$ 1,200
Principal Owner | Restricted Stock
Number of shares issued | shares	100,000
Fair value of shares	$ 128